Note 8 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Preferred Stock [Table Text Block]
	December 31, 2020		December 31, 2019
		Carrying		Carrying
	Shares	Value	Shares	Value
Series B Convertible Preferred Stock	100	$76,095	100	$76,095
Series H Convertible Preferred Stock	-	-	1,686	1,156,338
Series I Convertible Preferred Stock	-	-	700	700,000
Total	100	$76,095	2,486	$1,932,433

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2020	2019
Weighted average risk-free interest rates	0.69%	N/A
Expected dividend yield	0.0%	N/A
Expected life of option (years)	7.0	N/A
Expected volatility	38.16%	N/A

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	-	$-
Granted	602,000	2.79
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2020	602,000	$2.79	9.9	$355,180
Exercisable at December 31, 2020	-0-	$-	-	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrant Description	Number of Shares	Exercise Price	Expiration
Series I Warrants	62,626	$5.00	Oct-Dec 2024
June 2020 Warrants	120,000	5.00	Jun 2025
Pre-Funded Warrants	126,042	0.01	Perpetual
Unit, Conversion and Management Warrants	3,163,669	5.00	Sep 2025
Representative Warrants	128,000	5.50	Mar 2024
Total Warrants Outstanding at December 31, 2020	3,600,337

Weighted-Average Exercise Price	$4.84
Weighted-Average Remaining Life (excluding Pre-Funded Warrants) (years)	4.7